Financial instruments - Carrying amount and fair value (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Variable payments outstanding for acquisitions
Beginning balance	€ 14,452,408
Ending balance	13,196,942	€ 14,452,408
Level 3
Variable payments outstanding for acquisitions
Beginning balance	223,504	51,125	€ 41,911
Purchases and Sales	21,128	195,701	31,712
Repayments	(32,764)	(25,826)	(24,760)
Gain (Loss) recognized in profit or loss	(2,685)	613	(1,080)
Foreign currency translation and other changes	(3,391)	1,891	3,342
Ending balance	205,792	223,504	€ 51,125
Liabilities recognized at carrying amount
Financial instruments
Financial liabilities	(9,631,997)	(10,492,944)
Liabilities recognized at carrying amount | Fair Value (recognized at carrying amount)
Financial instruments
Financial liabilities	(10,038,690)	(10,993,377)
Liabilities recognized at fair value
Financial instruments
Financial liabilities	(205,791)	(223,504)
Liabilities recognized at fair value | Fair Value
Financial instruments
Financial liabilities	(205,791)	(223,504)
Noncontrolling interests subject to put provisions
Financial instruments
Financial liabilities	(830,773)	(1,007,733)
Noncontrolling interests subject to put provisions | Fair Value
Financial instruments
Financial liabilities	(830,773)	(1,007,733)
Cash and cash equivalents
Financial instruments
Financial assets	978,109	708,882
Cash and cash equivalents | Fair Value (recognized at carrying amount)
Financial instruments
Financial assets	978,109	708,882
Assets recognized at carrying amount
Financial instruments
Financial assets	3,728,097	3,987,806
Assets recognized at carrying amount | Fair Value (recognized at carrying amount)
Financial instruments
Financial assets	3,728,097	3,987,806
Assets recognized at fair value
Financial instruments
Financial assets	19,493	256,437
Assets recognized at fair value | Fair Value
Financial instruments
Financial assets	19,493	256,437
Derivatives not designated as hedging instruments
Financial instruments
Net financial instruments	1,759	16,209
Derivatives not designated as hedging instruments | Fair Value
Financial instruments
Net financial instruments	1,759	16,209
Derivatives designated as hedging instruments
Financial instruments
Net financial instruments	(2,648)	(3,556)
Derivatives designated as hedging instruments | Fair Value
Financial instruments
Net financial instruments	(2,648)	(3,556)
Other current and non-current assets
Financial instruments
Assets that do not qualify as financial instruments	653,449	850,630
Current and non-current provisions and other current and non-current liabilities
Financial instruments
Liabilities that do not qualify as financial instruments	€ 1,221,209	€ 1,190,462